Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model that incorporates the assumptions presented below:

Year ended December 31, 2011
Expected term of option (in years)	4.0
Expected volatility	36.44%
Dividend yield	3.16%
Risk-free interest rate	0.44%

Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2013, 2012 and 2011 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2011	2,220,000	¥4,354	2.5	¥722
Granted	912,000	3,990
Exercised	(65,800)	3,287
Forfeited	(24,000)	4,282

Outstanding at December 31, 2011	3,042,200	4,268	2.0	88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	4,247	1.6	37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	¥4,245	1.0	¥28

Exercisable at December 31, 2013	2,657,400	¥4,245	1.0	¥28

Summary of Nonvested Shares

A summary of the status of the Company’s nonvested shares at December 31, 2013, and changes during the year ended December 31, 2013, is presented below:

	Year ended December 31, 2013
	Shares	Weighted-average grant-date fair value
		(Yen)
Nonvested at beginning of year	738,000	¥772
Vested	(738,000)	772
Forfeited	—	—

Nonvested at end of year	—	—